Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review the Company did not identify any subsequent events, other than below, that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

On October 9, 2024 and on October 17, 2024, ACAB filed an amendment to its Registration Statement on Form S-4 with SEC in connection with the previously announced proposed business combination with Abpro. The Registration Statement went effective on October 18, 2024.

On October 16, 2024, the Company received a delisting determination letter (“Delisting Determination Letter”) from Nasdaq notifying us that the Company failed to regain compliance with the Nasdaq Deficiencies by the expiration of the October 15, 2024 compliance period referenced above. Additionally, the Delisting Determination Letter also noted that, as of September 10, 2024, the Company failed to meet the minimum requirement of 750,000 publicly held shares of its listed common stock under Nasdaq Listing Rule 5450(b)(1)(B). The Delisting Determination Letter states that unless the Company request a hearing before a Nasdaq Hearing Panel (“Panel”) by October 23, 2024, trading of its common stock and warrants would be suspended.

On October 30, 2024, ACAB entered into a Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, Ltd. (“Yorkville”). Under the SEPA, Yorkville agreed to advance up to $5 million to the Company upon the occurrence of certain events in exchange for one or more promissory notes maturing in one-year, subject to acceleration. In addition, after the Closing of the Business Combination, if certain conditions are met, the Company may issue shares to Yorkville with Yorkville relaying cash to the Company in an amount specified in the SEPA.

The Company, Abpro and the Investor also entered into a registration rights agreement (the “Registration Rights Agreement”), dated October 30, 2024, pursuant to which the Company agreed to file with the Securities and Exchange Commission a registration statement covering the resale of the applicable registrable securities under the Registration Rights Agreement, including the Company’s shares of common stock issuable to the Investor under the SEPA. The SEPA, Registration Rights Agreement, and the Promissory Note, and the documents executed in connection therewith, are referred to herein collectively as the “Financing Agreements.”

On November 5, 2024, the Company and Abpro entered into a non-redemption agreement (the “Non-Redemption Agreement”), with Sandia Investment Management LP on behalf of certain funds, investors, entities or accounts for which it or its affiliates acts as manager, sponsor or advisor (the “Investors”). Pursuant to such Non-Redemption Agreement, each Investor agreed to rescind or reverse any previously submitted redemption demand of the common stock of the Company held or to be acquired by such Investor (the “Investor Shares”) up to 124,352 shares of common stock in the aggregate.

On November 7, 2024, the Company and Abpro entered into a Confirmation of an OTC Equity Prepaid Forward Transaction (the “Forward Purchase Agreement”) with YA II PN, LTD. (the “Seller”) to which a maximum of up to 500,000 Shares (as defined below) (the “Maximum Number of Shares”) will be subject. For purposes of the Forward Purchase Agreement, (i) the Company is referred to as the “Counterparty” prior to the consummation of the Business Combination, while PubCo is referred to as the “Counterparty” after the consummation of the Business Combination and (ii) “Shares” means shares of the Series A common stock, par value $0.0001 per share, of the Company prior to the closing of the Business Combination (“ACAB Shares”), and, after the closing of the Business Combination, shares of common stock, par value $0.0001 per share, of PubCo (“PubCo Shares”). Capitalized terms used herein but not otherwise defined have the meanings ascribed to such terms in the Forward Purchase Agreement.

Upon consummation of the Business Combination, the Company shall pay or cause to be paid to the Investors a payment in respect of their respective Investor Shares from cash released from the trust account established in connection with the Company’s initial public offering equal to the number of Investor Shares multiplied by the redemption price, minus the number of Investor Shares multiplied by $9.00.

On November 12, 2024, ACAB and Abpro completed the closing of the Business Combination of ACAB with Abpro Corporation, pursuant to the previously announced Business Combination Agreement, dated December 11, 2023, amended by an amendment dated September 4, 2024, by and among ACAB, Abpro Merger Sub Corp., a Delaware corporation and a wholly owned subsidiary of ACAB, and Abpro Corporation, following the approval at the special meeting of the shareholders of ACAB held on November 7, 2024. On November 12, 2024, pursuant to the BCA, and as described in greater detail in the Company’s final prospectus and definitive proxy statement, which was filed with the SEC on October 18, 2024, Merger Sub merged with and into Abpro Corporation, with Abpro Corporation surviving the merger as a wholly owned subsidiary of ACAB, and ACAB changed its name to Abpro Holdings, Inc. As consideration for the Business Combination, New Abpro issued to or reserved for Abpro Corporation shareholders an aggregate of approximately 50,000,000 shares of New Abpro common stock, par value $0.0001 per share, consisting of 39,413,500 shares of Common Stock issued to Abpro Corporation shareholders, and 10,586,500 shares of Common Stock reserved for issuance in connection with certain Abpro Corporation rollover RSUs and stock options. In addition, New Abpro issued an aggregate of 3,367,401 shares of Common Stock to the PIPE investors (as described below), an aggregate of 1,250,000 shares of Common Stock to vendors in connection with the Closing, and Atlantic Coastal Acquisition Management II LLC forfeited and New Abpro cancelled 966,442 shares of Common Stock.

Under the Second Amended Articles of Incorporation of ACAB dated November 12, 2024, each of the outstanding shares of ACAB Series A Common Stock and the outstanding share of ACAB Class B Common Stock was exchanged into one share of Common Stock.

Unless otherwise defined herein, capitalized terms used in this Quarterly Report on Form 10-Q have the same meaning as set forth in the Proxy Statement/Prospectus.

In connection with the Special Meeting, ACAB shareholders holding 330,276 shares of ACAB’s Series A common stock (the “Public Shares”) (after giving effect to the share repurchases by Yorkville as described below) exercised their right to redeem their shares for a pro rata portion of the funds in ACAB’s trust account. Prior to the Closing approximately $3,752,627 (approximately $11.36 per Public Share) was removed from the Trust Account to pay such holders.

Following the Closing, Abpro’s stockholders shall be issued up to 14,500,000 additional shares of the Post- Combination Company common stock if, within five calendar years after the closing of the Business Combination, the volume weighted average price of shares of Series A Common Stock on Nasdaq, or any other national securities exchange on which the shares of Series A Common Stock are then traded (“VWAP”) meets or exceeds three-tier target prices defined in the agreement, as follows:

a)	one-third of the total Earnout Shares, if, the VWAP is greater than or equal to $13.00 over any 20 trading days within any consecutive 30 trading day period (the “First Share Target”)

b)	one-third of the total Earnout Shares, if, the VWAP is greater than or equal to $15.00 over any 20 trading days within any consecutive 30 trading day period (the “Second Share Target”)

c)	one-third of the total Earnout Shares, if, the VWAP is greater than or equal to $18.00 over any 20 trading days within any consecutive 30 trading day period (the “Third Share Target”).

These shares are contingently issuable upon the achievement of the set market performance targets. Considering the underlying contingent consideration to be transferred are common stocks, and as such is indexed to the Post-Combination Company’s own stock and classified in stockholders’ equity in the statement of financial position, we deemed the contingent payments under the earnout provisions to qualify for the scope exception in Accounting Standards Codification (“ASC”) 815-10-15-74(a). As a result, the contingent consideration obligation will be recognized when the contingency is resolved, and the consideration is paid or becomes payable and has no impact on the pro forma condensed financial statements.

Abpro’s 61,009 outstanding common stock warrants expired upon the consummation of the Business Combination.

Concurrently with the execution of the BCA, Abpro and Abpro Bio International, Inc., an Abpro stockholder, entered into an agreement, pursuant to which Sponsor agreed to, at the Closing Date, (i) retain 2,950,000 shares of Series A Common Stock of ACAB, (ii) retain 291,667 shares, and transfer 983,333 shares to Abpro and 983,333 of the shares Abpro Bio, for such parties to use to obtain non-redemption commitments from SPAC stockholders or other capital for SPAC or the Surviving Corporation (with any shares unused for such purpose to be retained by such party), and (iii) forfeit the remainder of any Series A Common Stock and Series B Common Stock held by Sponsor (or 966,441 Series A shares and 1 Series B shares). It was also agreed in the Sponsor Share Letter that the Sponsor will transfer 200,000 shares to one of ACAB’s financial advisors for the services provided prior to the merger date. The transfer of 983,333 shares of ACAB Series A Common Stock to Abpro Bio was reflected in the pro forma condensed financial statements as a part of the recapitalization in conjunction with the Business Combination and this transfer has no financial impact. As it relates to 983,333 shares transferred to Abpro, the corresponding issuance costs will be recorded at the date these shares are transferred to third-party investors against non-redemption or capital commitments. If the 983,333 shares of Series A common stock held by Abpro and 291,667 shares held by the Sponsor are transferred to third-party investors in conjunction with their capital commitments, the maximum related costs to be recorded to additional paid-in capital will be in the amount of approximately $14.3 million (based on the fair value of ACAB’s common stock shares of $11.20 per share at September 30, 2024) with the corresponding decrease in the paid-in-capital.

Under the terms of the BCA, at the Closing of the Business Combination, the Sponsor received 600,601 shares of common stock of New Abpro in exchange for the extinguishment of $2,000,000 advances to ACAB by the Sponsor.

In connection with the Closing, the PIPE Investors (defined below) received 3,367,401 shares of New Apro under the PIPE Subscription Agreements (defined below). On August 22, 2024, ACAB entered into subscription agreements with Abpro Bio and Celltrion Inc. (“Celltrion” and together with Abpro Bio, the “PIPE Investors”) (the “PIPE Subscription Agreements”). Pursuant to the PIPE Subscription Agreements, at the Closing of the Business Combination, Abpro Bio purchased 622,467 newly-issued shares of New Abpro at a price of $10.00 per share, for an aggregate purchase price of $6,224,670 of which $4,225,663 was through the extinguishment of the balance due to Abpro Bio under the promissory note agreement between Abpro and Abpro Bio, and the remainder of $2,000,007 in cash. In addition, Abpro Bio received an aggregate of 1,244,934 Company Incentive Shares. Celltrion purchased 500,000 newly issued shares of New Abpro common stock, at the closing of the Business Combination, at a price of $10.00 per share, for an aggregate purchase price of $5,000,000. In addition, Celltrion was granted an aggregate of 1,000,000 Company Incentive Shares.

On November 7, 2024, ACAB and Abpro entered into a Confirmation of an OTC Equity Prepaid Forward Transaction (the “Forward Purchase Agreement”) with YA II PN, LTD (“Yorkville”). In connection with the Closing, and pursuant to the terms of the Forward Purchase Agreement, prior to the Closing Date, Yorkville purchased 100,000 shares from third parties (“Recycled Shares”), pursuant to the pricing date notice dated November 12, 2024. At the Closing of the Business Combination, in accordance with the terms of the Forward Purchase Agreement, Yorkville received approximately $1.1 million (the “Prepayment Amount”) from the Trust Account, equal to $11.36 per Recycled Share (the “Initial Price”).

In connection with the Closing, approximately $2 million of promissory note liabilities of Abpro were converted into 600,000 New Abpro common stock shares.

In connection with the closing of the Business Combination stockholders holding a total of 330,276 public shares of Series A common stock exercised their right to redeem their public shares for an aggregate of $3,752,627. As a result of the foregoing, those holders received a payment of approximately $11.36 per share redeemed.

On November 14, 2024, pursuant to the previously disclosed Standby Equity Purchase Agreement (“SEPA”) dated October 30, 2024 with YA II PN, LTD., New Abpro entered into a Convertible Promissory Note (“Yorkville Note”) for $3,000,000, and received net proceeds of $2,755,000. The Yorkville Note has a maturity of November 13, 2025, incurs interest at a rate of 0% (or 18% upon the occurrence of an uncured Event of Default), and is redeemable at the option of New Abpro if the VWAP of New Abpro’s Common Stock is less than $11.50. Yorkville has a right to convert any portion of the Yorkville Note at any time at a conversion price per share equal to the lower of (i) 94% of the lowest daily VWAP during the previous 5 consecutive trading days and (ii) $11.50, which may be adjusted downward upon payment of stock dividend, stock split or reclassification, or if New Abpro issues Common Stock for no consideration or at a price lower than the then-effective Fixed Price (as defined in the Yorkville Note).

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On January 11, 2024, the Company entered into an amended services agreement with and advisor, that was origin ally entered into on April 11 2023. The advisor will provide advisory services as it pertains to a business combination. Upon the closing of a business combination the advisor will receive 200,000 shares of Series a common stock in the post-closing Company and 4% of the gross proceeds raised from investors and received by the Company or the target prior to the business combination or simultaneously. All consideration is to be paid simultaneously with the closing of the business combination.

On January 18, 2024, the Sponsor, the Company, Abpro and Abpro Bio entered into an amendment to the Sponsor Letter Agreement (the “Amended Sponsor Letter Agreement”), which amended the amount of shares each party thereunder is entitled to, consistent with the description previously disclosed on December 11, 2023 and as contemplated in the Business Combination Agreement, dated as of December 11, 2023, by and among the Company, Abpro Merger Sub Corp., a Delaware corporation, and Abpro. For the avoidance of doubt, the Amended Sponsor Letter Agreement supersedes and replaces the Sponsor Letter Agreement in its entirety.

On January 21, 2024, the Company received a partial waiver from an underwriter from the initial public offering that was entitled to a portion of the deferred underwriter fee. Subject to the closing of the businesses combination between the Company and Abpro, the underwriter waived $4,290,000 of the underwriter fee in exchange for 600,000 of common stock in the post-merger Company.

On January 22, 2024, the Company issued a press release announcing that it filed a Registration Statement on Form S-4 with the Securities and Exchange Commission (“SEC”) on January 19, 2024 in connection with the previously announced proposed business combination with Abpro (the “Business Combination”).